- Narrative (Details)	1 Months Ended	6 Months Ended
	Jan. 31, 2019 USD ($)	Jun. 30, 2019 USD ($) tanker	Jun. 30, 2018 USD ($)	Jun. 30, 2019 vessel	Jun. 30, 2019 very_large_crude_carrier	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)
Related Party Transaction [Line Items]
Ownership acquired	28.90%		20.00%
Notes Receivable, Related Parties							$ 6,000,000	$ 6,000,000
Senior unsecured facility $275.0 million
Related Party Transaction [Line Items]
Debt instrument, increase (decrease), net		$ (66,000,000)
Debt instrument, face amount						$ 275,000,000
Ship Finance International Limited
Related Party Transaction [Line Items]
Number of vessels under capital lease | vessel				3
Remaining periods on these leases, minimum (in years)		6 years
Remaining periods on these leases, maximum (in years)		8 years
Notes payable to related party						21,000,000
Repayment of related party loan notes		$ 900,000
Related party interest expense		800,000	$ 0
Profit share expense		1,500,000	0
Lease obligation payable in excess of profit sharing expense		2,600,000	13,100,000
Income/ expense on pooled vessels		200,000	400,000
Related party transaction, amount		1,710,000	727,000
Seatankers Management Co. Ltd
Related Party Transaction [Line Items]
Management fee expenses		300,000	600,000
Related party transaction, amount		8,626,000	2,852,000
Feen Marine Scrubbers Inc. (FMSI)
Related Party Transaction [Line Items]
Notes Receivable, Related Parties							$ 6,000,000
Related party transaction, amount		3,600,000
Increase (Decrease) in Notes Receivable, Related Parties	$ 3,000,000
Other Affiliates Of Hemen | Senior unsecured facility $275.0 million
Related Party Transaction [Line Items]
Related party interest expense		5,100,000	$ 3,700,000
Debt instrument, increase (decrease), net		$ (66,000,000)
Debt instrument, face amount						275,000,000.0
Debt Instrument, remaining borrowing capacity						$ 155,000,000
Suezmax | Ship Finance International Limited
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | tanker		2
Vessels Owned By Others | Ship Finance International Limited
Related Party Transaction [Line Items]
Number of vessels from Frontline 2012 involved in pooling arrangement | vessel				2
Installation Of EGCS On Vessels Owned | Feen Marine Scrubbers Inc. (FMSI)
Related Party Transaction [Line Items]
Number of vessels in related party transaction | vessel				16
Commitment to related party		$ 12,100,000
Installation Of EGCS On Chartered Vessels
Related Party Transaction [Line Items]
Commitment to related party		$ 500,000
Number of vessels chartered in				2	2